DERIVATIVES ACTIVITIES - Credit Derivatives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) counterparty agency	Dec. 31, 2014 USD ($)
Credit Derivative
Percentage of receivables from counterparties with collateral agreements	98.00%	98.00%
Number of top counterparties which are banks, financial institutions, and other dealers | counterparty	15
Fair value, Receivable	$ 35,717	$ 43,796
Fair Value, Payable	34,731	43,985
Notionals, Protection purchased	1,005,214	1,116,387
Notionals, Protection sold	950,922	1,063,858
Fair value of derivative in liability position	22,000	30,000
Fair value of collateral already posted	$ 19,000	27,000
Number of rating agencies | agency	3
Additional collateral to be posted	$ 1,800
Collateral to be segregated	100
Aggregate cash obligations and collateral requirements	1,900
Purchased
Credit Derivative
Fair value, Receivable	18,799	18,708
Fair Value, Payable	17,531	26,527
Sold
Credit Derivative
Fair value, Receivable	16,918	25,088
Fair Value, Payable	17,200	17,458
Within 1 year
Credit Derivative
Fair value, Receivable	3,871	4,356
Fair Value, Payable	3,559	4,278
Notionals, Protection purchased	265,632	250,489
Notionals, Protection sold	254,225	229,502
From 1 to 5 years
Credit Derivative
Fair value, Receivable	27,991	34,692
Fair Value, Payable	27,488	35,160
Notionals, Protection purchased	669,834	790,251
Notionals, Protection sold	639,460	772,001
After 5 years
Credit Derivative
Fair value, Receivable	3,855	4,748
Fair Value, Payable	3,684	4,547
Notionals, Protection purchased	69,748	75,647
Notionals, Protection sold	57,237	62,355
Investment Grade
Credit Derivative
Fair value, Receivable	12,694	17,432
Fair Value, Payable	13,142	17,182
Notionals, Protection purchased	764,040	824,831
Notionals, Protection sold	720,521	786,848
Non-Investment Grade
Credit Derivative
Fair value, Receivable	23,023	26,364
Fair Value, Payable	21,589	26,803
Notionals, Protection purchased	241,174	291,556
Notionals, Protection sold	230,401	277,010
Credit default swaps and options
Credit Derivative
Fair value, Receivable	34,849	42,930
Fair Value, Payable	34,158	42,201
Notionals, Protection purchased	981,999	1,094,199
Notionals, Protection sold	940,650	1,054,671
Total return swaps and other
Credit Derivative
Fair value, Receivable	868	866
Fair Value, Payable	573	1,784
Notionals, Protection purchased	23,215	22,188
Notionals, Protection sold	10,272	9,187
Bank
Credit Derivative
Fair value, Receivable	18,377	24,828
Fair Value, Payable	16,988	23,189
Notionals, Protection purchased	513,335	574,764
Notionals, Protection sold	508,459	604,700
Broker-dealer
Credit Derivative
Fair value, Receivable	5,895	8,093
Fair Value, Payable	6,697	9,309
Notionals, Protection purchased	155,195	204,542
Notionals, Protection sold	152,604	199,693
Non-financial
Credit Derivative
Fair value, Receivable	128	91
Fair Value, Payable	123	113
Notionals, Protection purchased	3,969	3,697
Notionals, Protection sold	2,087	1,595
Insurance and other financial institutions
Credit Derivative
Fair value, Receivable	11,317	10,784
Fair Value, Payable	10,923	11,374
Notionals, Protection purchased	332,715	333,384
Notionals, Protection sold	287,772	$ 257,870
Interest rate swaps
Credit Derivative
Amount derecognized	1,000
Cash proceeds received for assets derecognized	1,000
Fair value of derecognized assets	1,000
Fair value gross derivative assets	7
Trading derivatives, liability	$ 35